The Company’s leases are accounted for as operating leases. Rent expense and operating lease cost are recorded over the lease terms on a straight-line basis. (Details) - USD ($)	Nov. 30, 2022	Feb. 28, 2022
Commitments and Contingencies Disclosure [Abstract]
August 31, 2023	$ 250,169	$ 236,028
August 31, 2024	229,016	232,169
August 31, 2025	207,558	219,863
August 31, 2026	207,558	207,558
August 31, 2027	207,558	207,558
August 31, 2028 and after	709,156	864,825
Total lease payments	1,811,015	1,968,001
Less: Interest	(583,707)	(656,395)
Present value of lease liabilities	$ 1,227,308	$ 1,311,606